Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2022
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Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total

At 1 January 2022	15	2	30	47

Exchange differences	–	–	4	4

Provisions made during the year	9	–	78	87

Provisions reversed during the year	(1)	–	(6)	(7)

Provisions used during the year	(1)	–	(30)	(31)

Disposal of subsidiary	–	–	(1)	(1)

At 31 December 2022	22	2	75	99
Analysis of provisions:

				2022

All figures in £ millions	Property	Disposals and closures	Legal and other	Total

Current	9	2	74	85

Non-current	13	–	1	14

	22	2	75	99

				2021

Current	11	2	27	40

Non-current	4	–	3	7

	15	2	30	47
Property provisions in 2022 and 2021 relate to the simplification of the Group’s property portfolio (see note 4). Disposals and closures relate to the disposal of the Pearson Institute of Higher Education.
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The year on year increase in provisions is mainly due to the 2022 restructuring programme (see note 4).